Taxation - Income Tax Rates (Details) ¥ in Thousands, $ in Thousands, $ in Thousands		12 Months Ended
	Jan. 02, 2008	Dec. 31, 2022	Dec. 31, 2021 HKD ($) company	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Income Tax Disclosure [Line Items]
Statutory tax rate (as a percent)			25.00%	25.00%	25.00%
Retained earnings				¥ (3,142,472)							¥ (4,313,637)	$ (676,904)
HNTE
Income Tax Disclosure [Line Items]
Preferential tax rate (as a percent)		15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Hong Kong
Income Tax Disclosure [Line Items]
Statutory tax rate (as a percent)			16.50%
Amount of assessable profits under lowered tax rate | $			$ 2,000
Percentage of lowered income tax rate (as a percent)			8.25%
Number of companies from each group benefit from the progressive rates | company			1
PRC
Income Tax Disclosure [Line Items]
Statutory tax rate (as a percent)			25.00%
Withholding Tax Rate	10.00%
Retained earnings | ¥				¥ 0							¥ 0
PRC | HNTE
Income Tax Disclosure [Line Items]
Preferential tax rate (as a percent)		15.00%	15.00%	15.00%